Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Net operating loss carryovers	$ 8,300,000
Deferred tax asset write off	$ 385,388
Federal statutory tax rate	34.00%